11007908

NYSE Euronext

Edwin Mecabe
Managing Director
Corporate Actions and Market Watch

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

June 17, 2011

Received SEC
JUN 17 2011
Washington, DC 20549

CERT NYS
File No. 001-35204

Ms. Cecile Peters
Chief, Information Technology
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

Dear Ms. Peters:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, VANGUARD HEALTH SYSTEMS, INC., Common Stock, $0.01 par value. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on June 14, 2011. Tentative listing date – June 23, 2011.

Sincerely,